Off-balance Sheet Items - Schedule of Fees and Commissions Related to Credit Exposure (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
For Agreed Credits	$ 103,819	$ 186,929
For Documentary Export and Import Credits	90,956	105,963
For Guarantees Granted	$ 240,639	$ 126,205